Advances Payments for Goods	12 Months Ended
Dec. 31, 2025
Advances Payments for Goods [Abstract]
Advances payments for goods

5. Advances payments for goods

Advances payments for goods consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Advances payments for goods	$3,811,639	$4,361,465

Advances payments for goods are prepayment is the inventory purchase payment paid to the supplier. Due to frequent purchases with the supplier, a part of the payment is usually required. On February 1, 2024, the Company entered into a material purchase agreement with a supplier for a thirty-five-month period beginning February 1, 2024 and ending December 31, 2026, and purchased goods at the agreed price during the agreement period. As of December 31, 2025, the company prepaid $3,743,533 to this supplier, and the company plans to change the original purchased goods to the other valuable goods in 2026. In 2023, the company purchased goods from a supplier at preferential prices, as of December 31, 2024, the company prepaid $1,527,576 to this supplier, and the company changed the original purchased goods to the other valuable goods within 2025. As of December 31, 2025 and 2024, in order to lock in the purchase price and control the purchase cost, the company prepaid $3,811,639 and $4,361,465 to the supplier, respectively.